Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Investment Funds (Invesco Investment Funds)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000209569 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R6
Trading Symbol	OSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R6)	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R6 shares of the Fund returned 3.05%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R6)	3.05%	25.65%	8.91%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,039,254,936
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 14,121,537
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.

C000209568 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R5
Trading Symbol	SPMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R5)	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R5 shares of the Fund returned 3.05%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R5)	3.05%	25.63%	8.78%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,039,254,936
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 14,121,537
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.

C000209567 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class Y
Trading Symbol	MLPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class Y)	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class Y shares of the Fund returned 2.99%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class Y)	2.99%	25.56%	8.83%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,039,254,936
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 14,121,537
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.

C000209566 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R
Trading Symbol	SPMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R)	$141	1.39%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R shares of the Fund returned 2.50%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R)	2.50%	24.94%	8.29%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,039,254,936
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 14,121,537
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.

C000209565 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class C
Trading Symbol	MLPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class C)	$191	1.89%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class C shares of the Fund, excluding sales charge, returned 2.00%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class C) —including sales charge	1.06%	24.29%	7.91%
Invesco SteelPath MLP Select 40 Fund (Class C) —excluding sales charge	2.00%	24.29%	7.91%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,039,254,936
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 14,121,537
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.

C000209570 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class A
Trading Symbol	MLPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class A)	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class A shares of the Fund, excluding sales charge, returned 2.67%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Stock selection | Stock selection and weighting in the Gathering and Processing subsector contributed to absolute Fund performance.
What detracted from performance?
Stock selection | Stock selection and weighting in the Other Energy subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class A) —including sales charge	-2.95%	23.87%	7.93%
Invesco SteelPath MLP Select 40 Fund (Class A) —excluding sales charge	2.67%	25.26%	8.55%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,039,254,936
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 14,121,537
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$2,039,254,936
Total number of portfolio holdings	49
Total advisory fees paid	$14,121,537
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	8.05%
Western Midstream Partners L.P.	7.93%
Energy Transfer L.P.	7.38%
Targa Resources Corp.	5.98%
ONEOK, Inc.	5.61%
Archrock, Inc.	5.60%
Enterprise Products Partners L.P.	5.53%
Genesis Energy L.P.	5.46%
Plains All American Pipeline L.P.	5.43%
Williams Cos., Inc. (The)	5.37%
* Excluding money market fund holdings, if any.

C000209574 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class A
Trading Symbol	MLPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class A)	$153	1.54%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class A shares of the Fund, excluding sales charge, returned -1.42%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class A) —including sales charge	-6.89%	25.21%	7.59%
Invesco SteelPath MLP Alpha Fund (Class A) —excluding sales charge	-1.42%	26.64%	8.21%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,047,228,901
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 11,947,688
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.

C000209575 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class C
Trading Symbol	MLPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class C)	$226	2.29%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class C shares of the Fund, excluding sales charge, returned -2.23%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class C) —including sales charge	-3.15%	25.72%	7.56%
Invesco SteelPath MLP Alpha Fund (Class C) —excluding sales charge	-2.23%	25.72%	7.56%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,047,228,901
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 11,947,688
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.

C000209576 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R
Trading Symbol	SPMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R)	$177	1.79%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R shares of the Fund,returned -1.80%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R)	-1.80%	26.34%	7.90%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,047,228,901
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 11,947,688
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.

C000209573 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class Y
Trading Symbol	MLPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class Y)	$128	1.29%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class Y shares of the Fund,returned -1.22%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class Y)	-1.22%	26.95%	8.46%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,047,228,901
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 11,947,688
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.

C000209571 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R5
Trading Symbol	SPMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R5)	$119	1.20%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R5 shares of the Fund,returned -1.18%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R5)	-1.18%	27.01%	8.39%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,047,228,901
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 11,947,688
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.

C000209572 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R6
Trading Symbol	OSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R6)	$119	1.20%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R6 shares of the Fund,returned -1.10%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R6)	-1.10%	27.05%	8.56%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,047,228,901
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 11,947,688
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$1,047,228,901
Total number of portfolio holdings	24
Total advisory fees paid	$11,947,688
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	13.49%
Targa Resources Corp.	12.19%
Energy Transfer L.P.	11.87%
Western Midstream Partners L.P.	10.38%
Enterprise Products Partners L.P.	9.57%
Plains All American Pipeline L.P.	6.14%
Hess Midstream L.P.	5.16%
Sunoco L.P.	4.80%
ONEOK, Inc.	3.59%
Cheniere Energy, Inc.	3.49%
* Excluding money market fund holdings, if any.

C000209581 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R6
Trading Symbol	OSPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R6)	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R6 shares of the Fund returned 3.55%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R6)	3.55%	25.71%	9.81%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,974,697,315
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 36,688,440
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.

C000209580 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R5
Trading Symbol	SPMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R5)	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R5 shares of the Fund returned 3.52%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R5)	3.52%	25.59%	9.64%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,974,697,315
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 36,688,440
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.

C000209579 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class Y
Trading Symbol	MLPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class Y)	$112	1.10%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class Y shares of the Fund returned 3.45%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class Y)	3.45%	25.63%	9.73%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,974,697,315
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 36,688,440
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.

C000209578 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R
Trading Symbol	SPNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R)	$162	1.60%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R shares of the Fund returned 2.81%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R)	2.81%	24.95%	9.18%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,974,697,315
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 36,688,440
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.

C000209577 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class C
Trading Symbol	MLPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class C)	$213	2.10%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class C shares of the Fund, excluding sales charge, returned 2.43%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class C) —including sales charge	1.49%	24.33%	8.82%
Invesco SteelPath MLP Income Fund (Class C) —excluding sales charge	2.43%	24.33%	8.82%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,974,697,315
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 36,688,440
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.

C000209582 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class A
Trading Symbol	MLPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class A)	$137	1.35%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in the potential for crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class A shares of the Fund, excluding sales charge, returned 3.09%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
Stock selection  | Stock selection in the Gathering and Processing subsector contributed to absolute Fund performance.
Other Energy (subsector) | Both subsector allocation to and stock selection in the Other Energy subsector contributed to absolute Fund performance, particularly the Fund's nuanced positioning amongst industry participants in the compression, fuels distribution and marine markets.
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight in the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountains, Permian and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class A) —including sales charge	-2.51%	23.92%	8.83%
Invesco SteelPath MLP Income Fund (Class A) —excluding sales charge	3.09%	25.32%	9.46%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,974,697,315
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 36,688,440
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$3,974,697,315
Total number of portfolio holdings	29
Total advisory fees paid	$36,688,440
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.93%
Western Midstream Partners L.P.	15.31%
Enterprise Products Partners L.P.	14.97%
Energy Transfer L.P.	14.55%
Plains All American Pipeline L.P.	9.45%
Sunoco L.P.	8.28%
Antero Midstream Corp.	6.48%
USA Compression Partners L.P.	5.81%
Genesis Energy L.P.	3.68%
NGL Energy Partners L.P.	3.07%
* Excluding money market fund holdings, if any.

C000209588 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class A
Trading Symbol	MLPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class A)	$370	3.77%

Expenses Paid, Amount	$ 370
Expense Ratio, Percent	3.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class A shares of the Fund, excluding sales charge, returned -3.75%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class A) —including sales charge	-9.06%	32.28%	7.55%
Invesco SteelPath MLP Alpha Plus Fund (Class A) —excluding sales charge	-3.75%	33.74%	8.16%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 279,729,377
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,764,652
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.

C000209587 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class C
Trading Symbol	MLPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class C)	$442	4.52%

Expenses Paid, Amount	$ 442
Expense Ratio, Percent	4.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class C shares of the Fund, excluding sales charge, returned -4.53%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class C) —including sales charge	-5.42%	32.71%	7.53%
Invesco SteelPath MLP Alpha Plus Fund (Class C) —excluding sales charge	-4.53%	32.71%	7.53%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 279,729,377
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,764,652
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.

C000209586 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R
Trading Symbol	SPMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R)	$394	4.02%

Expenses Paid, Amount	$ 394
Expense Ratio, Percent	4.02%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R shares of the Fund,returned -4.14%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R)	-4.14%	33.29%	7.89%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 279,729,377
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,764,652
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.

C000209585 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class Y
Trading Symbol	MLPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	$346	3.52%

Expenses Paid, Amount	$ 346
Expense Ratio, Percent	3.52%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class Y shares of the Fund,returned -3.66%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	-3.66%	34.06%	8.42%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 279,729,377
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,764,652
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.

C000209584 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R5
Trading Symbol	SPMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	$339	3.45%

Expenses Paid, Amount	$ 339
Expense Ratio, Percent	3.45%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R5 shares of the Fund,returned -3.52%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	-3.52%	34.18%	8.39%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 279,729,377
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,764,652
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.

C000209583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R6
Trading Symbol	OSPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	$339	3.45%

Expenses Paid, Amount	$ 339
Expense Ratio, Percent	3.45%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended November 30, 2025, the midstream sector offered investors an attractive distribution yield and a favorable outlook for cash flow and distribution growth. In our view, these fundamentals have been and continue to be supported by the potential for significant and predictable natural gas volume growth through the end of the decade, alongside stable to modest growth in crude oil volumes. Further, midstream sector leverage and distribution coverage metrics remained healthy, which we believe insulated sector growth plans from market volatility.
• For the fiscal year ended November 30, 2025, Class R6 shares of the Fund,returned -3.69%. For the same time period, the Alerian MLP Index returned 3.55%.
What contributed to performance?
MPLX L.P. | MPLX, a diversified, large-cap master limited partnership, holds a diversified portfolio of what we believe are attractive midstream energy infrastructure and refinery-side logistics assets. With a strong natural gas and natural gas liquids (NGL) position in Appalachia, MPLX continued to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
Natural gas focused companies | Natural gas focused companies experienced attractive returns driven by rising demand for Liquefied natural gas exports and power (including artificial intelligence/data centers).
What detracted from performance?
Petroleum Pipeline Transportation (subsector) | An underweight to the subsector detracted from absolute Fund performance.
ONEOK, Inc. | ONEOK, a midstream company, detracted from absolute Fund performance after reporting mixed financial and operating results over the fiscal year and has provided a marginally softer cash flow outlook for 2026. The company maintains a premier NGL system, connecting NGL supply in the Rocky Mountains, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	-3.69%	34.29%	8.58%
Alerian MLP Index	3.55%	27.00%	8.63%
S&P 500® Index	15.00%	15.28%	14.63%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 279,729,377
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 3,764,652
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of November 30, 2025)
Fund net assets	$279,729,377
Total number of portfolio holdings	24
Total advisory fees paid	$3,764,652
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of November 30, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	19.89%
Targa Resources Corp.	18.14%
Energy Transfer L.P.	17.61%
Western Midstream Partners L.P.	15.39%
Enterprise Products Partners L.P.	14.15%
Plains All American Pipeline L.P.	9.11%
Hess Midstream L.P.	7.62%
Sunoco L.P.	7.10%
ONEOK, Inc.	5.26%
Cheniere Energy, Inc.	5.09%
* Excluding money market fund holdings, if any.